(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
(Loss)/Earnings Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2021	2022	2023
Numerator:
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	(321,455)	(2,012,215)	11,704,133
Dilution effect arising from convertible debt	—	—	32,657
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net (loss)/earnings per share	(321,455)	(2,012,215)	11,736,790

Denominator:
Weighted average ordinary shares outstanding—basic	1,853,320,448	1,941,230,998	1,967,863,759
Effects of dilutive securities
Options and RSUs	—	—	86,651,528
Convertible debt	—	—	60,861,105
Weighted average ordinary shares outstanding—diluted	1,853,320,448	1,941,230,998	2,115,376,392

Basic net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(0.17)	(1.04)	5.95
Diluted net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(0.17)	(1.04)	5.55